RETIREMENT BENEFITS AND ASSETS HELD IN TRUST Schedule of Plan Assets (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure
Fair value, level transfers	$ 0	$ 0
Defined Benefit Plans
Defined Benefit Plan Disclosure
Asset allocation		100.00%	100.00%
Fair value, level transfers		$ 0	$ 0
Fair value amount		$ 75	$ 64	$ 58
Defined Benefit Plans | Mutual Funds - fixed income securities
Defined Benefit Plan Disclosure
Asset allocation		50.20%	50.30%
Defined Benefit Plans | Mutual Fund - U.S. equity securities
Defined Benefit Plan Disclosure
Asset allocation		49.80%	49.70%
Other Postretirement Benefits Plan
Defined Benefit Plan Disclosure
Asset allocation		100.00%	100.00%
Fair value, level transfers		$ 0	$ 0
Fair value amount		$ 66	$ 52	$ 42
Other Postretirement Benefits Plan | Mutual Funds - fixed income securities
Defined Benefit Plan Disclosure
Asset allocation		50.10%	50.30%
Other Postretirement Benefits Plan | Mutual Fund - U.S. equity securities
Defined Benefit Plan Disclosure
Asset allocation		49.90%	49.70%
Recurring Basis | Defined Benefit Plans | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure
Fair value amount		$ 75	$ 64
Recurring Basis | Defined Benefit Plans | Fair Value, Inputs, Level 1 | Mutual Funds - fixed income securities
Defined Benefit Plan Disclosure
Fair value amount		38	32
Recurring Basis | Defined Benefit Plans | Fair Value, Inputs, Level 1 | U.S. Equity Securities
Defined Benefit Plan Disclosure
Fair value amount		30	25
Recurring Basis | Defined Benefit Plans | Fair Value, Inputs, Level 1 | International Equity Funds [Member]
Defined Benefit Plan Disclosure
Fair value amount		7	7
Recurring Basis | Other Postretirement Benefits Plan | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure
Fair value amount		66	52
Recurring Basis | Other Postretirement Benefits Plan | Fair Value, Inputs, Level 1 | Mutual Funds - fixed income securities
Defined Benefit Plan Disclosure
Fair value amount		33	26
Recurring Basis | Other Postretirement Benefits Plan | Fair Value, Inputs, Level 1 | U.S. Equity Securities
Defined Benefit Plan Disclosure
Fair value amount		31	25
Recurring Basis | Other Postretirement Benefits Plan | Fair Value, Inputs, Level 1 | International Equity Funds [Member]
Defined Benefit Plan Disclosure
Fair value amount		$ 2	$ 1